Intangible Assets (Amortization Expense Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Intangible Assets Amortization Expense Narrative Details
Amortization expense	$ 1,600,360	$ 951,892